Other Income and Finance Expense	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Income and Finance Expense [Abstract]
OTHER INCOME AND FINANCE EXPENSE

18. OTHER INCOME AND FINANCE EXPENSE

18.1 Other Income

The other income for the period ended June 30, 2025, totals AED 4,978 (USD 1,356). This amount includes revenue from the sale of scrap items and cash back from a prepaid card. These revenues are classified separately to clarify the entity’s non-core income sources.

The other income for the period ended June 30, 2024, totals AED 17,727. This amount includes revenue from the sale of scrap items and cash back from a prepaid card. These revenues are classified separately to clarify the entity’s non-core income sources entity’s non-core income sources.

18.2 Finance expense

FINANCE EXPENSE

	June 30, 2025		June 30, 2024
	USD	AED	AED
Imputed interest from due to related party	112,975	414,842	331,950
Interest expense from lease	3,984	14,631	25,493
	116,959	429,473	357,443

19. OTHER INCOME AND FINANCE EXPENSE

19.1 Other Income

The other income for the period ended December 31, 2024, totals AED 20,640 ($5,621). This amount includes revenue from the sale of scrap items and cash back from a prepaid card. These revenues are classified separately to clarify the entity’s non-core income sources.

Other income for period ended December 31, 2023, amounts to AED 203,808. This income is primarily derived from room rental in our warehouse facilities. Additionally, this amount includes adjustments related to the Dubai Police invoice from 2020, which has been cleared against the provision for doubtful debts, as well as revenue from the sale of scrap items. These items are classified separately to provide clarity on the entity’s non-core revenue streams.

Other income for the year ended December 31, 2022, amounts to AED 28,617. This amount is derived from room rental in our warehouse facilities. This income is classified separately to provide clarity on the non-core revenue streams of the entity.

19.2 Finance expense

FINANCE EXPENSE	December 31, 2024		December 31, 2023	December 31, 2022
	USD	AED	AED	AED
Imputed interest from due to related party	315,913	1,160,034	-	-
Interest expense from lease	12,658	46,480	62,969	81,706
	328,571	1,206,514	62,969	81,706